Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital
Share Capital

24. Share Capital

Authorized

Common Shares

The company is authorized to issue an unlimited number of common shares without nominal or par value.

Preferred Shares

The company is authorized to issue an unlimited number of senior and junior preferred shares in series, without nominal or par value.

Share Repurchase Programs

Share repurchase activities during the year:

($ millions, except as noted)	2025	2024
Share repurchase activities (thousands of common shares)
Shares repurchased	55 322	55 564
Amounts charged to
Share capital	945	943
Retained earnings	2 080	1 965
Share repurchase cost before tax	3 025	2 908
Retained earnings - share buyback tax	56	48
Share repurchase cost	3 081	2 956
Average repurchase cost per share	54.68	52.33

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

	December 31	December 31
($ millions)	2025	2024
Amounts charged to
Share capital	90	104
Retained earnings	229	209
Liability for share purchase commitment	319	313

Dividends Declared

During 2025, the company declared dividends of $2.31 per common share (2024 – $2.22 per common share). On November 4, 2025, the company’s Board of Directors approved and increased a quarterly dividend of $0.60 per common share.